Shareholders' Equity (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Stockholders' Equity, Period Increase (Decrease)	$ 4,000,000
Stockholders' Equity Attributable to Parent	77,510,000		73,558,000
Net income	4,244,000		2,546,000
Common stock issued and related tax effects	528,000	[1]	963,000	[1]
Other Comprehensive Income, Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	562,000		1,004,000
Other Comprehensive Income, Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	26,000		274,000
Treasury Stock, Shares, Retired	425,000
Proceeds from Issuance of Preferred Stock and Preference Stock	4,200,000
Stock Accreted Time Period	5 years
Warrant Rights	The warrants are accounted for as equity securities and have a contractual life of ten years and an exercise price of $4.05.
Class of Warrant or Right, Outstanding	764,778
Proceeds from Issuance of Warrants	2,600,000
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights Per Share	$ 4.05
Regulatory Restrictions on Payment of Dividends	As part of the CPP, the Company's future ability to pay cash dividends is limited for so long as the Treasury holds the preferred stock. As so limited the Company may not increase its quarterly cash dividend above $0.05 per share, the quarterly rate in effect at the time the CPP program was announced, without the prior approval of the Treasury. The Company did not declare or pay any dividends during 2012 or 2011. The Company is currently preserving capital and may resume paying dividends when earnings and credit quality improve.
Stock Repurchase Program, Authorized Amount Terms	On October 21, 2002, the Company authorized the repurchase of up to 10 percent of its outstanding common stock. The amount and timing of purchases is dependent upon a number of factors, including the price and availability of the Company's shares, general market conditions and competing alternate uses of funds.
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	556,000
Stock Repurchase Program, Number of Shares Retired	131,000
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	153,000
Stock Repurchase Program, Number of Shares Repurchased During the Period	0		0
Treasury Stock [Member]
Retire Treasury stock (425 shares)			$ 4,169,000

[1]	Includes the issuance of common stock under employee benefit plans, which includes nonqualified stock options and restricted stock expense related entries, employee option exercises and the tax benefit of options exercised.